Form N-1A Cover	Oct. 06, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	THE RBB FUND TRUST
Entity Central Index Key	0001618627
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 06, 2026
Prospectus Date	Jun. 12, 2026